Average Annual Total Returns - Invesco SP MidCap 400 Pure Growth ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 01, 2006	32.70%	10.91%	10.57%	32.54%	10.71%	10.35%	19.37%	8.59%	8.65%	32.65%	[1]	11.21%	[1]	10.87%	[1]	22.77%	13.86%	12.47%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.